Property and Equipment, net - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Depreciation and amortization expense			$ 19	$ 127	$ 160	$ 307
Property and Equipment, net [Member]
Depreciation and amortization expense	$ 6	$ 40	$ 20	$ 127	$ 200	$ 300